COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Summary of future minimum lease payments under non-cancellable operating lease agreements	Future minimum lease payments under
non-cancellable
operating lease agreements at September 30, 2020 were as follows:

For the years ending September 30 ,
2021	1,028,730
2022	909,053
2023	782,914
2024	651,316
2025	539,349
Thereafter	846,837

Total	4,758,199